SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advantage II Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Advantage II Variable Annuity

Effective October 9, 2017, the following Underlying Funds of the Anchor Series Trust (“AST”), SunAmerica Series Trust (“SAST”) and Seasons Series Trust (“SST”) have been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Current Underlying Fund Name	New Underlying Fund Name	Managed By:	Trust
Asset Allocation	SA Edge Asset Allocation	Principal Global Investors, LLC	AST

Capital Appreciation	SA Wellington Capital Appreciation	Wellington Management Company LLP	AST

Government and Quality Bond	SA Wellington Government and Quality Bond	Wellington Management Company LLP	AST

Growth	SA Wellington Growth	Wellington Management Company LLP	AST

Natural Resources	SA Wellington Natural Resources	Wellington Management Company LLP	AST

Aggressive Growth	SA WellsCap Aggressive Growth	Wells Capital Management Incorporated	SAST

American Funds® Asset Allocation SAST	SA American Funds® Asset Allocation	Capital Research and Management Company	SAST

American Funds® Global Growth SAST	SA American Funds® Global Growth	Capital Research and Management Company	SAST

American Funds® Growth SAST	SA American Funds® Growth	Capital Research and Management Company	SAST

American Funds® Growth-Income SAST	SA American Funds® Growth-Income	Capital Research and Management Company	SAST

Balanced	SA JPMorgan Balanced	J.P. Morgan Investment Management Inc.	SAST

Blue Chip Growth	SA MFS Blue Chip Growth	Massachusetts Financial Services Company	SAST

Capital Growth	SA Boston Company Capital Growth	The Boston Company Asset Management, LLC	SAST

Corporate Bond	SA Federated Corporate Bond	Federated Investment Management Company	SAST

“Dogs” of Wall Street	SA Dogs of Wall Street	SunAmerica Asset Management, LLC	SAST

Emerging Markets	SA JPMorgan Emerging Markets	J.P. Morgan Investment Management Inc.	SAST

Equity Opportunities	SA Oppenheimer Main Street Large Cap	Oppenheimer Funds, Inc.	SAST

Foreign Value	SA Franklin Foreign Value	Templeton Investment Counsel, LLC	SAST

Fundamental Growth	SA WellsCap Fundamental Growth	Wells Capital Management Incorporated	SAST

Global Bond	SA Goldman Sachs Global Bond	Goldman Sachs Asset Management International	SAST

Global Equities	SA JPMorgan Global Equities	J.P. Morgan Investment Management Inc.	SAST

Growth Opportunities	SA Invesco Growth Opportunities	Invesco Advisers, Inc.	SAST

Growth-Income	SA JPMorgan Equity-Income	J.P. Morgan Investment Management Inc.	SAST

High-Yield Bond	SA PineBridge High-Yield Bond	PineBridge Investments LLC	SAST

International Diversified Equities	SA Morgan Stanley International Equities	Morgan Stanley Investment Management Inc.	SAST

International Growth and Income	SA Putnam International Growth and Income	Putnam Investment Management, LLC	SAST

Mid-Cap Growth	SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management Inc.	SAST

Real Estate	SA Pyramis Real Estate	FIAM LLC	SAST

Small & Mid Cap Value	SA AB Small & Mid Cap Value	AllianceBernstein L.P.	SAST

Small Company Value	SA Franklin Small Company Value	Franklin Advisory Services, LLC	SAST

SunAmerica Dynamic Allocation	SA VCP Dynamic Allocation	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST

SunAmerica Dynamic Strategy	SA VCP Dynamic Strategy	SunAmerica Asset Management, LLC and AllianceBernstein L.P.	SAST

Technology	SA Columbia Technology	Columbia Management Investment Advisers, LLC	SAST

Telecom Utility	SA MFS Telecom Utility	Massachusetts Financial Services Company	SAST

Ultra Short Bond	SA DFA Ultra Short Bond	Dimensional Fund Advisors LP	SAST

VCP Managed Asset Allocation SAST	SA American Funds® VCP Managed Asset Allocation	Capital Research and Management Company	SAST

VCP Total Return Balanced	SA PIMCO VCP Tactical Balanced	Pacific Investment Management Company LLC	SAST

VCP Value	SA Invesco VCP Equity-Income	Invesco Advisers, Inc.	SAST

Managed Allocation Balanced	SA Allocation Balanced	SunAmerica Asset Management, LLC	SST

Managed Allocation Growth	SA Allocation Growth	SunAmerica Asset Management, LLC	SST

Managed Allocation Moderate	SA Allocation Moderate	SunAmerica Asset Management, LLC	SST

Managed Allocation Moderate Growth	SA Allocation Moderate Growth	SunAmerica Asset Management, LLC	SST

Real Return	SA Wellington Real Return	Wellington Management Company LLP	SST

Additionally, the following replaces the table regarding the “Investment Requirements for SunAmerica Income Plus Income Option 1, 2 or 3 and SunAmerica Income Builder” under the “Are there investment requirements if I elect a Living Benefit?” section in the OPTIONAL LIVING BENEFITS section of the prospectus:

Investment Requirements for SunAmerica Income Plus Income Option 1, 2 or 3 and SunAmerica Income Builder

If you elect SunAmerica Income Plus Income Option 1, 2 or 3 and SunAmerica Income Builder, you much allocate your assets in accordance with the following:

20% Secure Value Account

Up to 80% in one or more of the following Variable Portfolios, except as other noted:

SA American Funds® VCP Managed Asset Allocation*

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA Invesco VCP Equity-Income*

SA JPMorgan MFS Core Bond

SA PIMCO VCP Tactical Balanced*

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Government and Quality Bond

SA Wellington Real Return

*  You may invest up to a maximum of 50% in each of these Variable Portfolios. Previously, you could only invest up to 10%. This change is designed to give you greater flexibility in choosing your allocation.

Investment requirements for the SunAmerica Income Plus Income Option with Custom Allocation and/or Build-Your Own Option remain unchanged. Please refer to your prospectus for information regarding investment requirements applicable to the Custom Allocation and Build-Your-Own Option.

Dated: October 9, 2017                    Please keep this Supplement with your Prospectus

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